SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Share-based compensation	$ 209	₪ 667	₪ 1,388	₪ 3,279
General and administrative expenses	5,230	16,681	15,344	16,954
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Salaries and related expenses	2,739	8,733	7,169	6,812
Share-based compensation	148	472	1,226	2,252
Office rent and maintenance	280	892	1,122	1,734
Professional services	1,206	3,848	2,761	2,215
Consulting services	197	630	966	2,287
Depreciation	334	1,066	1,103	876
Insurance	92	293	349	199
Other	$ 234	₪ 747	₪ 648	₪ 579